-------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS  OCTOBER 31, 1997
-------------------------------------------------------------------------------

ISSUER                                  SHARES                 VALUE
-------------------------------------------------------------------------------

 COMMON STOCKS--96.3%
COMMERCIAL SERVICES - 1.7%
Interpublic Group Inc. .......         117,200             $  5,567,000
                                                           ------------
CONSUMER-NON DURABLES - 8.7%
Clorox Co. ...................          54,900                3,843,000
Coca-Cola Co. ................         104,700                5,915,550
Colgate-Palmolive Co. ........          73,100                4,733,225
Gillette Co. .................          79,900                7,116,094
Procter & Gamble Co. .........          97,700                6,643,600
                                                           ------------
                                                             28,251,469
                                                           ------------
CONSUMER SERVICES - 8.8%
Carnival Corp. ...............         183,900                8,919,150
Clear Channel
   Communications* ...........          77,000                5,082,000
Gannett Co. Inc. .............          76,900                4,042,055
Leggett & Platt Inc. .........         148,000                6,179,000
Mattel Inc. ..................         112,700                4,381,213
                                                           ------------
                                                             28,603,418
                                                           ------------
ELECTRONICS/TECHNICAL SERVICES - 15.8%
Adaptec Inc.* ................         100,500                4,867,969
Amp Inc. .....................         111,800                5,031,000
Applied Material Inc.* .......          68,500                2,286,187
Cisco Systems Inc.* ..........          74,500                6,111,328
Computer Associates
   International Inc. ........          78,900                5,882,981
Intel Corp. ..................         140,000               10,780,000
Microsoft Corp.* .............         100,600               13,078,000
Parametic Technology Corp.* ..          72,800                3,212,300
                                                           ------------
                                                             51,249,765
                                                           ------------
FINANCE - 12.4
American International
   Group Inc. ................          34,550                3,526,259
Chubb Corp. ..................          67,400                4,465,250
Federal National Mortgage
   Association ...............         146,000                7,071,875
Franklin Resources Inc. ......          50,600                4,547,675
Norwest Corp. ................         112,000                3,591,000
State Street Corp. ...........          77,900                4,342,925
Travelers Group Inc. .........          78,700                5,509,000
U.S. Bancorp .................          34,400                3,498,050
Zions Bancorp ................          94,100                3,658,138
                                                           ------------
                                                             40,210,172
                                                           ------------
HEALTH SERVICES/TECHNOLOGY - 20.7%
Abbott Laboratories ..........          82,200                5,039,888
Cardinal Health Inc. .........          67,200                4,989,600
Eli Lilly & Company ..........         118,800                7,944,750
Health Management
   Associates* ...............         225,900                5,506,312
Johnson & Johnson ............          84,400                4,842,450
Lincare Holdings Inc.* .......         118,600                6,359,925
Merck & Co. Inc. .............         101,400                9,049,950
Pfizer Inc. ..................         161,600               11,433,200
Schering Plough Corp. ........         108,400                6,077,175
Warner Lambert Co. ...........          42,000                6,013,875
                                                           ------------
                                                             67,257,125
                                                           ------------
INDUSTRIAL SERVICES - 1.4%
Schlumberger Ltd. ............          50,600                4,427,500
                                                           ------------
PRODUCER/MANUFACTURER - 10.3%
Deere & Co. ..................          56,000                2,947,000
General Electric Co. .........         283,500               18,303,469
Illinois Tool Works Inc. .....         116,500                5,730,344
Xerox Corp. ..................          80,900                6,416,381
                                                           ------------
                                                             33,397,194
                                                           ------------
RETAIL TRADE - 14.5%
Bed Bath and Beyond Inc.* ....         165,600                5,257,800
Consolidated Stores Corp.* ...         126,000                5,024,250
Cracker Barrel
   Old Country Store .........         133,700                3,944,150
Gap Stores ...................          80,900                4,302,869
Home Depot Inc. ..............         163,000                9,066,875
Kohls Corporation* ...........          77,900                5,229,038
Walgreen Co. .................         192,000                5,400,000
Wal Mart Stores Inc. .........         259,800                9,125,475
                                                           ------------
                                                             47,350,457
                                                           ------------
TRANSPORTATION - 2.0%
Southwest Airlines Co. .......         203,600                6,642,450
                                                           ------------
TOTAL COMMON STOCK
    (Identified Cost $260,460,317)                          312,956,550
                                                           ------------
SHORT-TERM OBLIGATIONS--4.4%
Fuji Repurchase Agreement                                    14,221,000
                                                           ------------
   5.72% due 11/03/97 proceeds
   at maturity $14,227,779
   (collateralized by $17,254,000
   U.S. Treasury Notes 8.50%
   due 11/15/00)

TOTAL INVESTMENTS
   (Identified Cost $274,681,317)      100.7%               327,177,550
Other Assets,
   Less Liabilities .....               (0.7)                (2,264,814)
                                       -----               ------------
Net Assets...............              100.0%              $324,912,736
                                       =====               ============

* Non income producing

See notes to financial statements

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LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO)
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  OCTOBER 31, 1997 (NOTE 1F)
-------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A) (Identified Cost, $274,681,317)...  $327,177,550
Cash.............................................................           745
Dividends and interest receivable................................       194,639
Receivable for investments sold..................................     4,090,069
                                                                   ------------
    Total assets.................................................   331,463,003
                                                                   ------------
LIABILITIES:
Payable for investments purchased................................     6,380,045
Payable to affiliates--Investment advisory fees (Note 2).........       141,851
Accrued expenses and other liabilities...........................        28,371
                                                                   ------------
    Total liabilities............................................     6,550,267
                                                                   ------------
NET ASSETS ......................................................  $324,912,736
                                                                   ============
REPRESENTED BY:
Paid-in capital for beneficial interests.........................  $324,912,736
                                                                   ============

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LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO)
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STATEMENT OF OPERATIONS
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
                                                                             TEN MONTHS ENDED      YEAR ENDED
                                                                             OCTOBER 31, 1997     DECEMBER 31,
                                                                                 (NOTE 1F)            1996
                                                                              --------------       -----------
INVESTMENT INCOME:
Dividend income............................................................   $ 2,759,579        $ 4,073,000
Interest income............................................................       455,623            641,497
                                                                              -----------        -----------
  Total investment income..................................................     3,215,202          4,714,497
                                                                              -----------        -----------
EXPENSES:
Investment advisory fees (Note 2)..........................................     1,312,700          1,387,227
Administrative fees (Note 3)...............................................       131,270            138,723
Expense fees (Note 6)......................................................       131,237            138,757
                                                                              -----------        -----------
  Total expenses...........................................................     1,575,207          1,664,707
                                                                              -----------        -----------
  Net investment income....................................................     1,639,995          3,049,790
                                                                              -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions.............................    60,297,277         28,518,761
 Net change in unrealized appreciation of investments......................     1,141,934          4,832,223
                                                                              -----------        -----------
   Net realized and unrealized gain on investments.........................    61,439,211         33,350,984
                                                                              -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $63,079,206        $36,400,774
                                                                              ===========        ===========

See notes to financial statements

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LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO)
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STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                               TEN MONTHS
                                                                  ENDED            YEAR ENDED DECEMBER 31,
                                                            OCTOBER 31, 1997    -----------------------------
                                                                (NOTE 1F)           1996              1995
                                                            ----------------   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income................................         $  1,639,995     $  3,049,790      $  3,620,844
Net realized gain on investment transactions........            60,297,277       28,518,761         7,439,032
Net change in unrealized appreciation of investments.            1,141,934        4,832,223        41,047,263
                                                              ------------     ------------      ------------
    Net increase in net assets resulting from
       operations....................................           63,079,206       36,400,774        52,107,139
                                                              ------------     ------------      ------------
CAPITAL TRANSACTIONS:
Proceeds from contributions..........................           38,002,991       61,756,061        43,731,563
Value of withdrawals.................................          (64,731,733)     (55,752,909)      (36,365,840)
                                                              ------------     ------------      ------------
    Net increase (decrease) in net assets from
       capital transactions .........................          (26,728,742)       6,003,152         7,365,723
                                                              ------------     ------------      ------------
NET INCREASE IN NET ASSETS: .........................           36,350,464       42,403,926        59,472,862
NET ASSETS:
Beginning of period..................................          288,562,272      246,158,346       186,685,484
                                                              ------------     ------------      ------------
End of period........................................         $324,912,736     $288,562,272      $246,158,346
                                                              ============     ============      ============

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LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO)
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FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                               TEN MONTHS                                     MAY 1, 1994
                                                  ENDED          YEAR ENDED DECEMBER 31,     (COMMENCEMENT
                                            OCTOBER 31, 1997  -------------------------    OF OPERATIONS) TO
                                                (NOTE 1F)        1996           1995       DECEMBER 31, 1994
                                             --------------   ----------      ---------     ---------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)      $324,913        $288,562      $246,158          $186,685
Ratio of expenses to average net assets..         0.60%*          0.60%         0.60%             0.60%*
Ratio of net investment income to
   average net assets  ..................         0.62%*          1.10%         1.73%             1.81%
*
Portfolio turnover.......................          103%             90%           67%               35%
Average commission rate per share (A)....       $0.0578         $0.0585           N/A               N/A

   * Annualized
 (A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

-------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO) (SEE NOTE 8)
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F. CHANGE IN FISCAL YEAR END -- During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES (SEE NOTE 8)
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,312,700 for the ten months ended October 31, 1997. The investment advisory fees are computed at the annual rate of 0.50% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES (SEE NOTE 8)
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $131,270 for the ten months ended October 31, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $342,476,668 and $310,865,099, respectively, for the ten months ended October 31, 1997.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost......................   $274,833,623
                                       ============
Gross unrealized appreciation.......   $ 57,608,702
Gross unrealized depreciation.......     (5,264,775)
                                       ------------
Net unrealized appreciation.........   $ 52,343,927
                                       ============

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.60% of average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the ten months ended October 31, 1997, the commitment fee allocated to the Portfolio was $1,249. Since the line of credit was established, there have been no borrowings.

(8) SUBSEQUENT EVENT
Effective November 1, 1997, the Portfolio changed its name from Equity Portfolio to Large Cap Growth Portfolio. In addition, at a Special Meeting on October 24, 1997, the Investors in the Portfolio approved a new Management Agreement, which became effective November 1, 1997. Under the new Management Agreement, Citibank will be responsible for the overall management of the Portfolio's business affairs, and will provide investment advisory, as well as administrative services, including the provision of general office facilities and supervision of the overall administration of the Portfolio. The existing Investment Advisory and Administration Agreement has been terminated. For these services, the Portfolio will pay Citibank management fees equal to an annual rate of 0.60% of the Portfolio's average daily net assets.

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LARGE CAP GROWTH PORTFOLIO (FORMERLY EQUITY PORTFOLIO)
-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, LARGE CAP GROWTH PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Growth Portfolio (the "Portfolio", formerly Equity Portfolio), a series of The Premium Portfolios, as at October 31, 1997, the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
December 10, 1997